Financial assets, liabilities and financial result (excluding Orange Bank) - Bank loans and from development organizations and multilateral lending institutions - Tabular disclosure (Details) - EUR (€)
€ in Millions
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	€ 4,013	€ 3,664	€ 2,961
Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	1,625	1,574	1,473
Bank loans [member] | Sonatel [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	380	343	289
Bank loans [member] | Medi Telecom [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	282	335	385
Bank loans [member] | Orange Cote d'Ivoire [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	237	225	275
Bank loans [member] | Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	213	210	183
Bank loans [member] | Orange Mali [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	203	200	64
Bank loans [member] | Orange Cameroon [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	82	105	101
Bank loans [member] | Orange Jordanie [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	77	31	46
Bank loans [member] | Other subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	150	127	130
Loans from development organizations and multilateral lending institutions [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	2,389	2,090	1,488
Loans from development organizations and multilateral lending institutions [member] | IFRS Parent Company [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	2,356	2,023	1,388
Loans from development organizations and multilateral lending institutions [member] | Orange Espagne [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	€ 33	€ 67	€ 100